RESTRICTED STOCK UNITS (Tables)	12 Months Ended
Dec. 31, 2016
Restricted Stock Units [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table summarizes restricted stock unit transactions in 2016, 2015 and 2014:

	Number of units
	Directors	Management companies	Total	Fair value
Units outstanding as of December 31, 2013	17,632	17,632	35,263	$45.95
Granted	5,511	5,511	11,022	$47.40
Settled	(8,227)	(8,227)	(16,454)	$46.60
Units outstanding as of December 31, 2014	14,916	14,916	29,832	$22.65
Granted	4,920	4,921	9,841	$21.50
Settled	(8,092)	(8,093)	(16,185)	$22.20
Units outstanding as of December 31, 2015	11,744	11,744	23,488	$5.35
Settled	(11,744)	—	(11,744)	$3.64
Forfeited	—	(11,744)	(11,744)	-
Units outstanding as of December 31, 2016	—	—	—